10-Q LONG-TERM DEBT - LMA Income Series II, LP and LMA Income Series II, GP LLC Secured Borrowing (Details)	Jan. 31, 2023 USD ($) option	Apr. 01, 2024	Mar. 31, 2024 USD ($)	Mar. 20, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Fair value
Debt Instrument [Line Items]
Long-term debt, gross					$ 141,652,424
LMA Income Series II, LP | Secured borrowing
Debt Instrument [Line Items]
Debt instrument term	3 years
Debt Instrument extension options | option	2
Debt instrument extension term	1 year
LMA Income Series II, LP | Secured borrowing | Fair value
Debt Instrument [Line Items]
Long-term debt, gross			$ 50,323,493		$ 32,380,852	$ 0
LMA Income Series II, LP | Secured borrowing | Subsequent Event
Debt Instrument [Line Items]
Preferred return amount increase		0.50%
LMA Income Series II, LP | Secured borrowing | Limited Partner
Debt Instrument [Line Items]
Face amount			$ 17,942,641
LMA Income Series II, LP | Secured borrowing | Limited Partner | Subsequent Event
Debt Instrument [Line Items]
Face amount				$ 18,042,641
LMA Income Series II, LP | Secured borrowing | General Partner
Debt Instrument [Line Items]
Dividend percentage	100.00%
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold One | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	7.50%
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold One | Maximum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 500,000
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	7.75%
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Maximum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 1,000,000
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold Two | Minimum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 500,000
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold Three | Limited Partner
Debt Instrument [Line Items]
Dividend percentage	8.00%
LMA Income Series II, LP | Secured borrowing | Capital Commitment Threshold Three | Minimum | Limited Partner
Debt Instrument [Line Items]
Capital commitment threshold to determine dividend rate	$ 1,000,000